Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Revenues	$ 2,508,600	$ 2,136,200	$ 7,245,100	$ 6,234,500	$ 7,784,400	$ 8,384,900
Benchtop Laboratory Equipment
Revenues	2,365,700	1,800,700	6,803,300	5,320,300	6,783,600	7,078,800
Foreign sales	942,200	743,000	2,724,800	1,996,400	2,589,800	2,680,300
Bioprocessing Systems
Revenues	142,900	335,500	441,800	914,200	1,000,800	1,306,100
Foreign sales	102,600	335,000	395,000	913,700	1,000,400	1,301,200
Corporate and Other
Revenues	0	0	0	0	0	0
Foreign sales	0	0	0	0	586,500	1,102,300
Consolidated
Revenues	2,508,600	2,136,200	7,245,100	6,234,500	7,784,400	8,384,900
Foreign sales	$ 1,044,800	$ 1,078,000	$ 3,119,800	$ 2,910,100	$ 4,176,700	$ 5,083,800